Expense Example - VIPEmergingMarketsPortfolio-InvestorPRO - VIPEmergingMarketsPortfolio-InvestorPRO - VIP Emerging Markets Portfolio - VIP Emerging Markets Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 98
3 years	306
5 years	531
10 years	$ 1,178